OTHER ASSETS	12 Months Ended
Dec. 31, 2017
OTHER ASSETS
OTHER ASSETS	17.OTHER ASSETS
	2017	2016

Programs, broadcast and distribution rights	$43.1	$44.7
Deferred connection costs	10.4	13.5
Other	44.1	33.5

	$97.6	$91.7